SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

20. SEGMENT REPORTING

The Company operates in three principal reportable business segments: Wafer, Cell and module, and Solar power projects. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules, and service revenue from tolling arrangements. The solar power projects segment is a newly formed segment in year 2015 which involves solar power project development, EPC services and electricity revenue generation. Ancillary revenues and expenses and other unallocated costs and expenses are recorded in Other. Prior to 2015, electricity revenue generation was reported as "Other". The transactions between reportable segments relate to supplier contracts for the sales of wafers and modules. Prior year comparable information has been updated to reflect the new reportable segments.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net sales and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company's reportable segment's gross profit and the Company's consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company's chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented.

The following table summarizes the Company's revenues generated from each segment:

	Year ended December 31, 2013
	Wafer	Cell and module	Solar power projects	Other	Elimination	Total
Net sales	$1,271,561,269	$1,299,162,865	$11,509,721	$6,000,631	$(1,068,599,614)	$1,519,634,872
Gross profit	$21,226,834	$92,950,381	$7,810,693	$2,149,511	$(20,874,452)	$103,262,967

	Year ended December 31, 2014
	Wafer	Cell and module	Solar power projects	Other	Elimination	Total
Net sales	$1,416,614,234	$1,311,867,301	$8,740,222	$695,750	$(1,176,420,479)	$1,561,497,028
Gross profit	$71,483,745	$134,289,199	$3,901,264	$36,679	$(427,602)	$209,283,285

	Year ended December 31, 2015
	Wafer	Cell and module	Solar power projects	Other	Elimination	Total
Net sales	$1,032,418,596	$1,024,331,572	$116,289,676	$1,044,975	$(892,053,374)	$1,282,031,446
Gross profit	$62,884,189	$88,563,261	$22,007,895	$600,087	$13,818,412	$187,873,844

The following table summarizes the Company's revenues generated from each product:

	Years ended December 31,
	2013	2014	2015
Solar modules	$1,116,885,469	$1,309,008,400	$920,271,824
Solar wafers	315,037,453	182,513,034	163,700,069
Solar power project	-	-	110,737,934
Other materials	51,123,492	40,975,806	61,932,953
Solar cells	23,855,100	12,422,486	8,266,709
Electricity	11,509,721	8,740,222	5,649,282
Service revenue from tolling arrangement	1,223,637	7,837,080	11,472,675
Total	$1,519,634,872	$1,561,497,028	$1,282,031,446

The following table summarizes the Company's revenues generated by the geographic location of customers:

	Years ended December 31,
	2013	2014	2015
Mainland China	$417,469,224	$227,182,419	$264,803,111
Taiwan	85,619,124	43,696,851	34,710,699
Australia	54,762,854	58,621,500	26,445,835
Singapore	8,273,503	10,506,110	23,478,282
Korea	51,907,636	21,120,646	8,765,334
India	59,754,261	51,256,611	135,768,107
Hong Kong	10,228,201	63,899	61,240
Thailand	-	-	7,767,452
Japan	67,284,375	369,369,451	298,855,541
Asia Pacific Total	$755,299,178	$781,817,487	$800,655,601
Germany	155,371,123	147,261,159	53,603,098
Greece	34,028,666	310,076	103,193
Belgium	12,976,650	1,164,431	18,252,371
America	236,934,758	170,717,859	50,176,517
Italy	21,171,093	5,781,328	4,013,709
France	49,441,441	89,635,307	3,529,467
Spain	29,026,431	39,246,414	202,527
Czech Republic	4,484,825	2,628,333	4,861,462
England	73,191,279	224,990,352	242,425,493
Netherlands	16,433,862	3,234,732	4,706,979
South Africa	18,431,560	13,912,446	17,068,687
Others	112,844,006	80,797,104	82,432,342
Total	$1,519,634,872	$1,561,497,028	$1,282,031,446

Substantially all of the Company's long-lived assets are located in Mainland China.

There is no customer that contributed more than 10% of net sales for years ended December 31, 2013 and 2014. As for year ended December 31, 2015, sales to one customer constitutes approximately 11% of the total net sales.